Financial risk management objectives and policies	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Financial risk management objectives and policies
32.	Financial risk management objectives and policies
The Group’s principal financial liabilities comprise loans and borrowings, trade and other payables and other financial liability arising from a put option to a non-controlling
interest. The main purpose of these financial liabilities is to finance the Group’s operations. The Group has trade and other receivables, and cash and bank deposits that derive directly from its operations.
The Group is exposed to market risk, credit risk and liquidity risk. The Group’s senior management oversees the management of these risks. There has been no change to the Group’s exposure to these financial risks or the manner in which it manages and measures the risks.
Market risk
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of risk: interest rate risk, currency risk and other price risk, such as equity price risk.
The sensitivity analyses in the following sections relate to the position as of December 31, 2022 and 2023.
The sensitivity analyses have been prepared on the basis that the amount of net debt, the ratio of fixed to floating interest rates of the debt and the proportion of financial instruments in foreign currencies are all constant at December 31, 2023.
The analyses exclude the impact of movements in market variables on provisions and on the non-financial
assets and liabilities of foreign operations.

Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates to the Group’s interest-bearing loans and borrowings from banks. The interest-bearing loans and borrowings of the Group are disclosed in Note 26.
The Group manages its interest rate risk by having a mixture of fixed and variable rates for its loans and borrowings.
Interest rate sensitivity
The sensitivity analyses below have been determined based on the exposure to interest rates for interest-bearing loans and borrowings at the end of the reporting period and the stipulated change taking place at the beginning of the year and held constant throughout the reporting period in the case of instruments that have floating rates. A 50 basis points increase or decrease is used and represents management’s assessment of the possible change in interest rates.
If interest rate had been 50 (2022: 50) basis points higher or lower and all other variables were held constant, the profit before tax for the year ended December 31, 2023 of the Group would increase/decrease by RMB 12.7 million (US$ 1.8 million) (2022: increase/decrease by RMB 11.7 million).

Foreign currency exchange rate risk
Foreign currency exchange rate risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign currency exchange rates. The Group’s exposure to this risk relates primarily to the cash and bank balances, purchases and sales that are denominated in currencies other than the respective functional currencies of the entities within the Group. The currencies giving rise to this risk are primarily the Singapore Dollar, US Dollar and Euro.
Foreign currency translation exposure is managed by incurring debt in the operating currency so that where possible operating cash flows can be primarily used to repay obligations in the local currency. This also has the effect of minimizing the exchange differences recorded against income, as the exchange differences on the net investment are recorded directly against equity.

The Group’s exposures to foreign currency are as follows:

	31.12.2022
	Singapore Dollar	Euro	US Dollar	Others
	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other receivables	1,504	7,328	4,484	218
Cash and bank balances	166,517	1,282	26,521	15,340
Financial liabilities	(202)	—	—	—
Trade and other receivables	(5,064)	(11,586)	(7,258)	(2,579)

Net assets/(liabilities)	162,755	(2,976)	23,747	12,979

	31.12.2023
	Singapore Dollar	Euro	US Dollar	Others
	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other receivables	1,700	13,686	7,221	377
Cash and bank balances	157,073	5,337	18,162	24,114
Financial liabilities	(1,565)	—	—	—
Trade and other payables	(7,568)	(13,689)	(20,453)	(12,795)

Net assets/(liabilities)	149,640	5,334	4,930	11,696

US$’000	21,065	751	694	1,646

Foreign currency exchange rate risk sensitivity
A 10% strengthening of the following major currencies against the functional currency of each of the Group’s entities at the reporting date would increase/(decrease) profit before tax by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

	Profit before tax
	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
Singapore Dollar	16,276	14,964	2,107
Euro	(298)	533	75
US Dollar	2,375	493	69

Credit risk
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.
Trade receivables
Customer credit risk is managed by each business unit subject to the Group’s established policy, procedures and control relating to customer credit risk management. Credit limits are established for all customers based on internal rating criteria.
Management has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. Credit evaluations are performed for all customers requiring credit.
An impairment analysis is performed at each reporting date using a provision matrix. The provision rates are determined based on days past due for groupings of various customer segments with similar loss patterns (i.e. by profiles of the customers). The calculation reflects the reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. Generally, trade receivables are written-off
at management’s discretion after assessment and are not subject to enforcement activity. The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets disclosed in Note 15. The Group’s share of bills receivables of a joint venture which was used as collateral as security is disclosed in Note 5.

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

		Trade receivables
			Days past due
As of December 31, 2022	Total	Current	0 – 90 days	91-180 days	181-365 days	>365 days
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Expected credit loss rate	2.1%	—	0.2%	0.2%	0.6%	63.1%
Estimated total gross carrying amount at default	1,549,462	1,138,365	216,355	80,132	63,477	51,133
Expected credit loss	33,247	—	500	124	372	32,251

		Trade receivables
			Days past due
As of December 31, 2023	Total	Current	0 – 90 days	91-180 days	181-365 days	>365 days
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Expected credit loss rate	4.8%	—	0.1%	0.8%	2.2%	59.7%
Estimated total gross carrying amount at default	1,148,682	521,234	350,376	97,382	93,015	86,675
Expected credit loss	54,894	—	294	753	2,067	51,780

At December 31, 2023, the Group had top 5 customers (2022: top 5 customers) that owed the Group more than RMB 597.7 million (US$ 84.1 million) (2022: RMB 993.1 million) and accounted for approximately 40.0% (2022: 53.5%) of trade receivables (including trade amounts due from related parties
but excluding bills receivables) respectively. These customers are located in the PRC. The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets mentioned in Note 15. The Group’s share of bills receivables of a joint venture which was used as collateral as security is disclosed in Note 5.
Cash and fixed deposits are placed with banks and financial institutions which are regulated.

Liquidity risk
The Group monitors its liquidity risk and maintains a level of cash and cash equivalents deemed adequate by management to finance the Group’s operations and to mitigate the effects of fluctuations in cash flows, and having adequate amounts of committed credit facilities.
The table below summarizes the maturity profile of the Group’s financial assets and liabilities, as well as lease liabilities, based on contractual undiscounted payments.

	1 year or less	2 to 5 years	After 5 years	Total
As of December 31, 2022	RMB’000	RMB’000	RMB’000	RMB’000
Financial assets
Trade and bills receivables	6,487,095	—	—	6,487,095
Other receivables, excluding tax recoverable	434,750	—	—	434,750
Cash and bank balances	4,830,743	20,000	—	4,850,743

	11,752,588	20,000	—	11,772,588

Financial liabilities
Loans and borrowings	2,158,839	209,400	—	2,368,239
Trade and other payables (Note 22)	8,080,782	189,366	—	8,270,148
Lease liabilities	33,102	26,928	216	60,246
Other financial liability	—	—	58,212	58,212

	10,272,723	425,694	58,428	10,756,845

	1 year or less	2 to 5 years	After 5 years	Total	Total
As of December 31, 2023	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Financial assets
Trade and bills receivables	7,412,577	—	—	7,412,577	1,043,495
Other receivables, excluding tax recoverable	823,650	—	—	823,650	115,949
Cash and bank balances	6,039,471	—	—	6,039,471	850,199

	14,275,698	—	—	14,275,698	2,009,643

Financial liabilities
Loans and borrowings	1,880,251	710,772	—	2,591,023	364,748
Trade and other payables (Note 22)	9,153,907	181,155	—	9,335,062	1,314,131
Lease liabilities	32,436	18,016	797	51,249	7,215
Other financial liability	—	81,368	—	81,368	11,454

	11,066,594	991,311	797	12,058,702	1,697,548